Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 366,561	₩ 575,050	₩ 103,900
Finance costs	433,616	326,830	350,100
Available-for-sale financial assets	158,440	(223,981)	(3,661)
Finance costs	433,616	326,830	350,100
Derivatives designated as hedging instruments	22,586	(13,218)	(1,271)
Other comprehensive income (loss)	(1,013)	(247,331)	1,835
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	366,251	574,713	97,896
Finance costs	123,485	27,412	45,092
Available-for-sale financial assets	158,440	(223,981)	(3,661)
Finance costs	123,485	27,412	45,092
Derivatives designated as hedging instruments	1,554	(172)	(3,248)
Other comprehensive income (loss)	159,994	(224,153)	(6,909)
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	310	337	6,004
Finance costs	310,131	299,418	305,008
Finance costs	310,131	299,418	305,008
Derivatives designated as hedging instruments	21,032	(13,046)	1,977
Other comprehensive income (loss)	21,032	(13,046)	1,977
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss)	181,026	(237,199)	(4,932)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	223,976	4,157	1,927
Finance costs		2,791	4,188
Finance costs		2,791	4,188
Available- for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	30,598	484,300	31,220
Finance costs	86,445	8,174	24,386
Finance costs	86,445	8,174	24,386
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	111,677	86,256	64,749
Finance costs	37,040	15,810	15,861
Finance costs	37,040	15,810	15,861
Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income		121	5,188
Finance costs	678	4,018	526
Finance costs	678	4,018	526
Financial liabilities at amortised cost [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	310	216	816
Finance costs	299,422	295,400	304,482
Finance costs	299,422	295,400	304,482
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Finance costs	10,031	637	657
Finance costs	₩ 10,031	₩ 637	₩ 657